Assets held for sale or exchange and liabilities related to assets held for sale or exchange	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange and liabilities related to assets held for sale or exchange	Assets held for sale and liabilities related to assets held for sale
Assets held for sale, and liabilities related to assets held for sale, comprise:

(€ million)	December 31, 2025	December 31, 2024	December 31, 2023
Opella (D.36.)	—	13,489	—
Other	208	—	15
Assets held for sale	208	13,489	15
Opella (D.36.)	—	2,131	—
Other	54	—	13
Liabilities related to assets held for sale	54	2,131	13